Exhibit 99.03 Schedule 1

Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000114022	4/7/2026	4/8/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a condo unit with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000114001	4/7/2026	4/8/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. The subject is adjacent to RR tracks but it doesn't impact value in downtown XXX.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes. The subject is new construction and ready for occupancy.	No	The interior finish is a Q3, not a Q2.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within 2 miles which is a reasonable distance for the subject's location. This is reasonable given the subject's new construction status.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a newly constructed condo in a hi-rise building in downtown XXX. The subject is adjacent to RR tracks which the OA does not address. However, this would not negatively impact the marketability of the subject. The OA rated the subject'a quality to be Q2 but its a Q3. The comps were equally rated Q2's so no impact to value. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX, XXX, XXX XXX – sold on XX/XX/XXXX for $XXX, XXX, XXXsqft, 0sqft lot, built in XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000114090	4/7/2026	4/8/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. The subject is located adjacent to RR tracks but the report does not address this. This would not impact value in the City of XXX.	No	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. Neither the subject nor any of the comparables reported any prior sales within this window. However, the subject is being sold furnished and the appraisal did not clearly outline if the furnishings were included in the purchase price or sold separately as furnishings are considered to be personal property.	No	The OA did not specifically call out that the building is marketed as a short-term rental condo building. The units are sold furnished. The appraisal was not clear if the furnishing/personal property was excluded from the valuation.	No	The OA rated the subject to be a Q2 but based on the photos it appears to be a Q3. No repairs were identified as it is new construction	No	The appraisal does not clearly identify the comps to know if the comps allow short term rentals or not. Even the subject's complex has a sister building that does NOT allow short term rentals and more designed for owner occupants. Also, Comps 1 and 2 were supplied by the builder and are too new to verify with public records.	Yes	All of the comparables are within 1 mile which is a reasonable distance for the subject's location.	No	Floor height adjustments were not made.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a newly built condo in a hi-rise building XXX that is marketed for short-term rentals. The report does not clearly identify if the furnishings that are sold with the unit are included in the purchase price or sold separately as they are considered personal property. The subject is adjacent to RR tracks which the appraisal did not address. It does not impact value in the City of XXX but it should have been mentioned. The OA rated the subject as Q2 but closer to Q3. The OA did not identify the comps as allowing short-term rentals or not to analyze the impact of value. Floor height adjustments were not made. The appraisal had several issues in how it presented it's analysis. However, the final value is reasonable. Additional comps for support: XXX, XXX, XXX XXX – sold on XX/XX/XXXX for $XXX, XXX, XXX, 0sqft lot, built in XXX XXX, XXX, XXX XXX – sold on XX/XX/XXXX for $XXX, XXX, XXXsqft, 0sqft lot, built in XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000113978	4/7/2026	4/9/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in shortage, and marketing times under 3 months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a Urban area, over 75% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past three years and the comparable sales do not appear to have prior transactions in the past twelve months.	Yes	The subject is noted to be in average condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. Three closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. No deficiencies were noted in the original appraisal report. Most consideration was applied to sales #1 and #3 in arriving at the final opinion of value, most comparable to the subject property, with additional support from sale #2 and the Income Approach. No supplemental sales were selected as they were not considered comparable to the subject property.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. Three closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. No deficiencies were noted in the original appraisal report. Most consideration was applied to sales #1 and #3 in arriving at the final opinion of value, most comparable to the subject property, with additional support from sale #2 and the Income Approach. No supplemental sales were selected as they were not considered comparable to the subject property.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000113996	4/7/2026	4/9/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	Yes	The neighborhood has been sufficiently described, including any external obsolescence. Present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within an acceptable proximity from the subject, located in the market area	Yes	The comparables are located within an acceptable proximity from the subject, located in the market area	Yes	The provided photos are of an acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $ ,000	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The photos, sketch and maps are provided.	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	XXX is the OA. This review appraiser has no personal or business relationship with the OA appraiser The reviewer hasn't performed any professional services concerning the subject property in the past 3 years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section 1455 of the XXX Administrative Code for Real Estate Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: Amended at 35 XXX. Reg. 1967, effective January 20, 2011) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000113992	4/7/2026	4/13/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-9.09%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	No	OA S1 was superior in quality per MLS from superior historic neighborhood; OA comps were 3-7+ miles from subject	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	No	Based on the OA and alt comps, it appears subject’s value was overstated in OA with majority weight placed on S2 and S3.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a duplex with recent renovation since prior transfer. C2 condition rating appears reasonable. OA S1 was superior in quality per MLS from superior historic neighborhood. Closed comps were XXX-XXX+ miles. 3rd party MLS provided limited comparables however, two alternative sales were found more proximate in location. One was smaller in GBA but remodeled while the other was larger and inferior to subject’s condition. Based on the foregoing, it appears subject’s value was overstated based on reconciliation with majority weight placed on S2 and S3. A field review is recommended due to limited comp pool and large increase in value from prior transfer.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000112285	4/7/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-10.53%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate however, Subject’s prior listing history and DOM was not supportive of OA final estimate of value.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	No	S2 noted Res view but MLS noted preserve to front and rear	Yes	Yes, the comparables were suitable with respect to location.	No	S1 per MLS, was superior in condition however, inadequate adjustment of only $5k made on grid	Yes	Yes, the photos were acceptable.	No	NO, OA value appears overstated given its listing history along with OA and Alt sales data	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR home listed in C3 condition which appears reasonable. Sale had lake view. S1 per MLS, was superior in condition however, inadequate adjustment of only $XXX made on grid. S2 noted Res view but MLS noted preserve to front and rear. S4 had adjusted sales price that did not support OA estimate. OA L5 was active at time of report but ended up closing XX/XXXX after effective date for $XXX. Subject’s prior listing history and DOM was not supportive of OA final estimate of value. OA S4 was one of the most recent sales used in OA and did not support the final estimate of value. S4 along with a two recent alternative sales from the same street as OA S3 were also used in support of lower value estimate; the sales had water locations, updated, with superior pool amenities. OA L5 added support to lower value estimate. Based on review; it appears OA value was overstated.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000113980	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within 1 mile which is a reasonable distance for the subject's location.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	No	The subject photos were extremely dark making it very difficult to tell the quality and condition of the subject's interior.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a well maintained ranch that was under agreement of sale for $XXX as of the effective date of the appraisal. The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. All of the comparables are within 1 mile which is a reasonable distance for the subject's location. The photos were extremely dark. It was hard to tell the quality of the kitchen, for example. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX, XXX, XXX XXX – sold on XX/XX/XXXX for $XXX, XXX, XXX, XXX lot, built in XXX XXX, XXX, XXX XXX – sold on XX/XX/XXXX for $XXX, XXX, XXX, XXX lot, built in XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000114133	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XXX bathrooms, and XXX square feet, built in XXX. The subject kitchen and bathrooms were updated Eleven to fifteen years ago. The subject is an older residence home with updating as mentioned above and as represented by agent and observed. The subject is located on a larger residential interior lot with older quality construction. All systems are assumed to be in working order, no warranties are made herein. No apparent adverse easements or encroachments were observed nor assumed. Local employment, shopping and support facilities are within a five mile radius.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121365	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-8.62%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, CoreLogic). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found for the subject. There was no prior sale to be analyzed. No current contract. Comparable sales prior transactions were adequately analyzed with the exception of Comp 2 where data is supplied but no analysis is provided.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of substantially distant sales, dated sales, all comps utilized are superior in age amenity, inferior in lot area. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 4 closed sales, 0 active presented.	No	Distance between subject and comparables exceeds typical lender guidelines. The OA has not adequately commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the OA appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	No	The Reviewer does not agree with the Appraiser's opinion of value; he placed most weight on OA comparable 3 (when properly adjusted) as the most proximate and similar sale, considered the supplemental sales selected and reconciled at a lower opinion of value.	Yes	The OA has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The Reviewer does not agree with the Appraiser's opinion of value; he placed most weight on OA comparable 3 (when properly adjusted) as the most proximate and similar sale, considered the supplemental sales selected and reconciled at a lower opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121280	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were generally stable; this is consistent with market condition information (FHFA HPI, CoreLogic). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	No	Discrepancies between the research provided and the appraisal were found. There was a prior sale that was not disclosed or analyzed. OA disclosed a correction deed recording only. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of dated and distant sales. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 3 closed sales, 0 active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines with the exception of Comp 3. The OA has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the OA appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	The value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps bracket the subject.	Yes	The OA has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121180	4/28/2026	4/30/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables are all closed sales in the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	No photos were provided within the original appraisal.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XXX bathrooms, XXX square feet, built in XXX. The subject kitchen and bathrooms updated less than one year ago. The subject property is in good condition and does not suffer any external obsolescence, there are no repairs needed. The subject has been extensively updated, which accounts for the lower effective age. The subject is located in a single family residential area on the XXX side of XXX in XXX. The area consists of a mix of homes varying in age, style and sales price. There is access to schools, shopping and employment via XXX.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121333	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XXX bathrooms, XXX square feet, built in XXX. The subject kitchen and bathrooms were updated one to five years ago. The subject home is in good condition. No major repairs are known to be needed. The subject's gross living area is that which was calculated from the dimensions taken by the appraiser at the time of this inspection. The square footage calculated differed from the square footage recorded with the County Assessor. The square footage calculated was utilized as it is known to be accurate. The utilities were on and functioning at the time of this inspection. All essential services are provided within an hour travel time.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121161	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XXX bathrooms, XXX square feet, built in XXX. The subject kitchen and bathrooms were updated one to five years ago. The subject property has been completely remodeled in recent years and is in very good condition with minimal physical depreciation. The comparables used are the most suitable comparable sales noted from the subject market area. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121347	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Value don lower end of market due to condition and contract price below market values. The best comps are on the OA The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121193	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is 1 to 3 months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121261	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121312	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121147	4/28/2026	5/1/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX-Unit MFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is 1 to 3 months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121143	4/29/2026	5/4/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, XXX, C5 SFR. All sales are similar in utility, age, and location. Adjustments are supported based on available data and photos. No sales in similar C5 condition are available for review. Comp selection is acceptable. Value supported.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121283	4/29/2026	5/4/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, C3, XXX-family. All sales are similar in utility, age, and location. Adjustments are supported. Comp selection is acceptable. Value supported based on available information. The subject has been fully renovated, accounting for the value being at higher end of sales range. Additional sales support value: XXX, XXX, XXX XXX, closed XX/XX/XXXX for $XXX, XXX SF - renovated.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).